Dividends	6 Months Ended
Dec. 31, 2018
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Dividends
9.	Dividends

	Half year ended 31 Dec 2018		Half year ended 31 Dec 2017		Year ended 30 June 2018
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period(1)
Prior year final dividend	63.0	3,356	43.0	2,291	43.0	2,291
Interim dividend	N/A	–	N/A	–	55.0	2,930

	63.0	3,356	43.0	2,291	98.0	5,221

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (31 December 2017: 5.5 per cent; 30 June 2018: 5.5 per cent).

Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date.

On 17 December 2018, BHP Group Limited and BHP Group Plc determined a special dividend of US$1.02 per share (US$5.2 billion), which was paid on 30 January 2019 related to the disbursement of proceeds from the disposal of Onshore US. Special dividends determined are not recorded as a liability at the end of the period while they remain at the discretion of the Directors.

Interim and final dividends are determined after period-end and contained within the announcement of the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to the half year, on 19 February 2019, BHP Group Limited and BHP Group Plc determined an interim ordinary dividend of 55.0 US cents per share (US$2,781 million), which will be paid on 26 March 2019 (31 December 2017: interim dividend of 55.0 US cents per share – US$2,928 million; 30 June 2018: final dividend of 63.0 US cents per share – US$3,354 million).

At 31 December 2018, BHP Group Limited had 2,945 million ordinary shares on issue and held by the public and BHP Group Plc had 2,112 million ordinary shares on issue and held by the public. No shares in BHP Group Limited were held by BHP Group Plc at 31 December 2018 (31 December 2017: nil; 30 June 2018: nil).

The Dual Listed Company merger terms require that ordinary shareholders of BHP Group Limited and BHP Group Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited or BHP Group Plc. Dividends determined on each ADS represent twice the dividend determined on BHP ordinary shares.

BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.